Note 13 - Income Taxes (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Net, Total	$ 1,078,000	$ 538,000
Deferred Tax Assets, Valuation Allowance, Total	$ 0	$ 0